Consolidated Statements Of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses:
General & administrative	575,585	34,659	803,835	94,684	477,887	8,763
Acquisition expenses	68,984	5,834,000	1,931,621	5,957,347	5,926,727	47,649
Acquisition expenses-related party					0	373,896
Amortization and depreciation	36,308	32,222	99,450	96,009	129,035	0
Stock based compensation	204,600	199,035	617,758	521,704	736,186	27,707
Travel and entertainment	5,471	18,090	13,413	83,331	109,174	43,443
Rent					30,148	0
Rent related parties	9,011	17,528	26,608	42,684	24,299	9,000
Professional fees	313,486	166,508	585,610	468,707	518,970	250,775
Consulting fees	0	16,761	0	261,352	261,352	33,084
Investment write-down					7,070,841	0
Consulting fees-related parties	99,345	38,196	591,989	466,967	693,324	160,000
Total operating expenses	1,312,790	6,356,998	4,670,284	7,992,785	15,977,943	954,317
Income (loss) from operations	(1,312,790)	(6,356,998)	(4,670,284)	(7,992,785)	(15,977,943)	(954,317)
Other income (expense)
Interest (expense)	(358,950)	(2,897,523)	(1,719,651)	(3,078,510)	(4,473,137)	(2,140,052)
Loss on conversion of convertible note	(201,916)	0	(201,916)	0
Change in the fair value of derivative liability	(779,134)	(66,016)	(1,748,237)	(66,016)
Other income	0	0	0	25	0	63
Other income (expense) net	(1,340,000)	(2,963,539)	(3,669,804)	(3,144,501)	(4,473,137)	(2,139,989)
Income (loss) before provision for income taxes	(2,652,790)	(9,320,537)	(8,340,088)	(11,137,286)	(20,451,080)	(3,094,306)
Provision (credit) for income tax	0	0	0	0	0	0
Net income (loss)	$ (2,652,790)	$ (9,320,537)	$ (8,340,088)	$ (11,137,286)	$ (20,451,080)	$ (3,094,306)
Basic and diluted earnings (loss) per common share	$ (0.07)	$ (0.27)	$ (0.20)	$ (0.38)	$ (0.66)	$ (0.17)
Weighted average number of shares outstanding	39,720,700	33,921,191	42,583,650	29,444,513	31,174,936	17,963,431
Comprehensive loss:
Net income (loss)	$ (2,652,790)	$ (9,320,537)	$ (8,340,088)	$ (11,137,286)	$ (20,451,080)	$ (3,094,306)
Foreign currency translation adjustment	(53,706)	217,349	(107,499)	73,153	137,696	0
Comprehensive income (loss)	$ (2,706,496)	$ (9,103,188)	$ (8,447,587)	$ (11,064,133)	$ (20,313,386)	$ (3,094,306)